Label	Element	Value
Gotham Index Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Index Plus Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FUNDVANTAGE TRUST

Gotham Index Plus Fund

Supplement dated May 1, 2020 to the Prospectus of

Gotham Index Plus Fund

(the "Fund") dated February 1, 2020 (the "Prospectus")

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus. The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with the Prospectus.

On page 27 of the Prospectus, the performance table under the heading "Gotham Index Plus Fund Investor Class Shares Average Annual Total Returns for the periods ended December 31, 2019" is deleted in its entirety and replaced with the following:

Gotham Index Plus Fund Investor Class Shares Average Annual Total Returns for the periods ended December 31, 2019[3]	1 Year	Since Inception (March 31, 2015)
Investor Class Shares Return Before Taxes	19.08%	11.70%
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)[2]	31.49%	12.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2019
Supplement Closing [Text Block]	cx0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Gotham Index Plus Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Index Plus Fund | Investor Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015